Other Comprehensive Earnings - Reclassifications out of Accumulated Other Comprehensive Earnings/(Loss) (Parenthetical) (Detail) (Reclassification out of Accumulated Other Comprehensive Earnings [Member], Accumulated Defined Benefit Plans Adjustment [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost of goods sold [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Actuarial loss reclassified to net pension expense on consolidated statements of earning	$ 3,280	$ 2,456	$ 1,880
Research and development expenses [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Actuarial loss reclassified to net pension expense on consolidated statements of earning	1,786	1,513	1,097
Selling, general and administrative expenses [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Actuarial loss reclassified to net pension expense on consolidated statements of earning	$ 4,398	$ 3,234	$ 2,737